Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost		¥ 158,519	¥ 168,079
Less: Accumulated depreciation and amortization		(16,654)	(10,804)
Provision for the impairment of property, equipment and software		(284)	(210)
Property, equipment and software, net	$ 20,246	141,581	157,065
Building [Member]
Property, Plant and Equipment [Line Items]
Total cost		137,048	41,484
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,632	1,632
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost			148
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		12,388	9,836
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,229	1,155
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost		640	358
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total cost		5,582	5,524
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total cost			¥ 107,942